Key management personnel and director compensation: (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key Management Personnel And Director Compensation
Adjusted compensation and benefits		$ 228
Compensation and benefits	$ 1,203	$ 1,405	$ 1,177